Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Trilogy Emerging Markets Equity Fund

(formerly AMG Trilogy Emerging Markets Equity Fund)

AMG GW&K Trilogy Emerging Wealth Equity Fund

(formerly AMG Trilogy Emerging Wealth Equity Fund)

Supplement dated April 16, 2019 to the Prospectus, dated March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Trilogy Emerging Markets Equity Fund (formerly AMG Trilogy Emerging Markets Equity Fund) and AMG GW&K Trilogy Emerging Wealth Equity Fund (formerly AMG Trilogy Emerging Wealth Equity Fund) (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

At a combined special meeting of shareholders of the Funds held on April 16, 2019, (i) shareholders of AMG GW&K Trilogy Emerging Markets Equity Fund voted to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG GW&K Trilogy Emerging Markets Equity Fund, and (ii) shareholders of AMG GW&K Trilogy Emerging Wealth Equity Fund voted to approve a new subadvisory agreement between the Investment Manager and GW&K with respect to AMG GW&K Trilogy Emerging Wealth Equity Fund. The new subadvisory agreements became effective on April 16, 2019.

Therefore, effective immediately, the Prospectus is hereby amended as follows:

The section titled “Summary of the Funds – AMG GW&K Trilogy Emerging Markets Equity Fund – Portfolio Management – Subadviser” on page 5 is hereby deleted and replaced with the following:

Subadviser

GW&K Investment Management, LLC

The section titled “Summary of the Funds – AMG GW&K Trilogy Emerging Wealth Equity Fund – Portfolio Management – Subadviser” on page 9 is hereby deleted and replaced with the following:

Subadviser

GW&K Investment Management, LLC

The fourth paragraph in the section titled “Additional Information About the Funds – Fund Management” on page 18 is hereby deleted and replaced with the following:

GW&K has day-to-day responsibility for managing each Fund’s portfolio. GW&K, located at 222 Berkeley Street, Boston, Massachusetts 02116, has advised individual and institutional clients since 1974 and, as of December 31, 2018, had assets under management of approximately $34.4 billion. AMG indirectly owns a majority interest in GW&K.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Trilogy Emerging Markets Equity Fund

(formerly AMG Trilogy Emerging Markets Equity Fund)

AMG GW&K Trilogy Emerging Wealth Equity Fund

(formerly AMG Trilogy Emerging Wealth Equity Fund)

Supplement dated April 16, 2019 to the Statement of Additional Information, dated March 1, 2019 (as revised March 14, 2019)

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Trilogy Emerging Markets Equity Fund (formerly AMG Trilogy Emerging Markets Equity Fund) and AMG GW&K Trilogy Emerging Wealth Equity Fund (formerly AMG Trilogy Emerging Wealth Equity Fund) (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated and revised as noted above.

At a combined special meeting of shareholders of the Funds held on April 16, 2019, (i) shareholders of AMG GW&K Trilogy Emerging Markets Equity Fund voted to approve a new subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG GW&K Trilogy Emerging Markets Equity Fund, and (ii) shareholders of AMG GW&K Trilogy Emerging Wealth Equity Fund voted to approve a new subadvisory agreement between the Investment Manager and GW&K with respect to AMG GW&K Trilogy Emerging Wealth Equity Fund. The new subadvisory agreements became effective on April 16, 2019.

Therefore, effective immediately, the SAI is hereby amended as follows:

The first five paragraphs of the section titled “Management of the Funds – Investment Management and Subadvisory Agreements” beginning on page 48 are hereby deleted and replaced with the following:

The Investment Manager serves as investment manager to the Funds pursuant to an investment management agreement with the Trust (the “Investment Management Agreement”). The Investment Management Agreement permits the Investment Manager to engage, from time to time, one or more Subadvisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into separate Subadvisory Agreements with GW&K with respect to the Funds (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”).

The Investment Management Agreement and Subadvisory Agreements provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreements may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of each Subadvisory Agreement) by the Subadviser on 60 days’ written notice to the other party.

The Investment Management Agreement and the Subadvisory Agreements terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE